Stock-based Compensation - Non-vested stock awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Granted (in shares)	26,849,000	46,521,000	24,345,000
Weighted Average Exercise Price Per Share
Granted (in dollars per share)	$ 0.47	$ 1.81	$ 0.88
Forfeited (in dollars per share)	$ 1.69	$ 1.64	$ 0.25
Time-based Options
Shares
Non-vested shares at beginning of year (in shares)	55,965,750	23,937,000	5,678,750
Granted (in shares)	26,849,000	46,521,000	24,345,000
Vested (in shares)	(4,557,250)	(6,169,750)	(1,708,500)
Forfeited (in shares)	(35,221,750)	(8,322,500)	(4,378,250)
Non-vested shares at end of year (in shares)	43,035,750	55,965,750	23,937,000
Weighted Average Exercise Price Per Share
Non-vested shares at beginning of year (in dollars per share)	$ 1.28	$ 0.84	$ 0.13
Granted (in dollars per share)	0.47	1.81	0.88
Vested (in dollars per share)	1.10	0.78	0.24
Forfeited (in dollars per share)	1.69	1.64	0.24
Non-vested shares at end of year (in dollars per share)	$ 0.46	$ 1.28	$ 0.84
Restricted Stock
Shares
Non-vested shares at beginning of year (in shares)	877,750	25,000
Granted (in shares)		20,468,400	525,000
Vested (in shares)	(277,750)	(19,127,250)	(500,000)
Forfeited (in shares)	(125,000)	(488,400)
Non-vested shares at end of year (in shares)	475,000	877,750	25,000
Weighted Average Grant Date Fair Value Per Share
Non-vested shares at beginning of year (in dollars per share)	$ 1.78	$ 0.75
Granted (in dollars per share)		1.66	$ 0.75
Vested (in dollars per share)	1.78	1.65	0.75
Forfeited (in dollars per share)	1.77	1.75
Non-vested shares at end of year (in dollars per share)	$ 1.78	$ 1.78	$ 0.75